Pledged assets (Tables)	12 Months Ended
Dec. 31, 2019
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Certain Assets Provided as Collateral Mainly for Long-term Bank Loans and Leases

Assets	Purpose	December 31, 2018	December 31, 2019
		NT$000	NT$000
Non-current financial assets at amortized cost	Lease and bank loan	68,388	68,450
Property, plant and equipment, net
- Land	Bank loan	452,738	452,738
- Buildings	Bank loan	3,908,731	4,095,929
- Machinery and equipment	Bank loan	5,310,769	4,105,912

		9,740,626	8,723,029